Document and Entity Information	Apr. 18, 2023
Cover [Abstract]
Entity Registrant Name	BOEING CO
Amendment Flag	true
Entity Central Index Key	0000012927
Document Type	8-K/A
Document Period End Date	Apr. 18, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-442
Entity Tax Identification Number	91-0425694
Entity Address, Address Line One	929 Long Bridge Drive
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22202
City Area Code	(703)
Local Phone Number	414-6338
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $5.00 Par Value
Trading Symbol	BA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	The Boeing Company (the “Company”) is filing this Amendment No. 1 to its Current Report on Form 8-K filed on April 19, 2023 for the sole purpose of disclosing the Company’s decision regarding how frequently it will conduct future shareholder advisory votes to approve the compensation of the Company’s named executive officers (“Say- on-Pay”).